Background Information (Tables)	12 Months Ended
Dec. 31, 2025
Background Information [Abstract]
Schedule of Activities in Brazil

Main activities in Brazil:

Description	Activities	Units	Country	Participation	December 31, 2025		December 31, 2024		December 31, 2023

JBS S.A.	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.	75	Brazil	Indirect	100%		-		-
	- Leather production, processing and commercialization.
	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
	- Distribution centers.	19
Seara Alimentos Ltda. (Seara Alimentos)	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.	50	Brazil	Indirect	100%		100%		100%
	- Distribution centers, transportation services and harbors.	27
	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.	227
Meat Snack Partners do Brasil Ltda (Meat Snack)	- Beef Jerky production.	2		Indirect	50%		50%		50%
JBS Confinamento Ltda. (JBS Confinamento)	- Cattle fattening services.	10		Indirect	100%		100%		100%
Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A (Pot Of)	- Manufacturing of frozen ready-made meals and food products.	1		Indirect	51%	51%	51%	—	—
	- Wholesale trade of general food products.
JBS Terminais Ltda (Porto)	- Container handling (loading and unloading)	1		Indirect	70%		—		—
	- Container warehousing
Description	Activities	Units	Country	Participation	December 31, 2025	December 31, 2024	December 31, 2023

JBS USA Holding Lux, S.à.r.l. (JBS USA)	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.	56	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.	Indirect	100%	100%	100%
	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	71
	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.	157
	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	2
	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.	3
JBS Global (UK) Ltd. (JBS Global UK)	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.	1	United Kingdom	Indirect	100%	100%	100%
JBS Toledo NV (Toledo)	-Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.	1	Belgium	Indirect	100%	100%	100%
Rigamonti Salumificio SpA (Rigamonti)	Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.	9	Italy and United States of America.	Indirect	100%	100%	100%
Conceria Priante (Priante)	- Semi-finished and finished leather production.	1	Italy	Indirect	100%	100%	100%
JBS Leather International (Leather International)	- Wet blue, semi-finished and finished leather production.	7	Argentina, Germany, China, Mexico, Uruguay and Vietnam.	Indirect	100%	100%	100%
Seara Holding Europe B.V. (Seara Holding)	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.	14	Saudi Arabia, South Africa, China, United Arab Emirates, Netherlands, Japan, United Kingdom, and Singapore.	Indirect	100%	100%	100%